                                                                        HERITAGE
                                                                          INCOME
                                                                           TRUST


                                    [PHOTO]

                       The Intelligent Creation of Wealth


                                                    INTERMEDIATE GOVERNMENT FUND
                                                            HIGH YIELD BOND FUND


                               SEMI ANNUAL REPORT
                     (Unaudited and Investment Performance
                        Review for the Fiscal Year Ended
                               March 31, 2003


                                     [LOGO]

                                                                  April 28, 2003

Dear Valued Shareholders:

     I am pleased to provide you with the semiannual report for the Intermediate Government Fund and the High Yield Bond Fund (the "Funds"), each a portfolio of the Heritage Income Trust, for the six-month period ended March 31, 2003.

     For the semiannual period, the Intermediate Government Fund experienced positive returns(a) of 1.39%, 1.13% and 1.13% on its Class A, Class B and Class C shares, respectively. During this same period, the High Yield Bond Fund also posted positive returns(a) of 12.32%, 11.96% and 11.96% on its Class A, Class B and Class C shares, respectively.

     In the letter that follows, Peter Wallace, the portfolio manager of the Intermediate Government Fund, discusses the yield environment of the past six months -- an environment characterized by high volatility and a steepening of the yield curve.

     Peter Wilby, the portfolio manager of the High Yield Bond Fund describes in his letter the tightening of the spread between high yield debt and U.S. Treasuries which enabled the high yield market to recover from October lows.

     I hope you find their remarks helpful in understanding how your Fund's investment portfolio is managed.

     On behalf of Heritage, I thank you for investing in Heritage Income Trust. Please call your Financial Advisor or Heritage at 800-421-4184 if you have any questions.

                                          Sincerely,

                                          /s/ RICHARD K. RIESS

                                          Richard K. Riess
                                          President

---------------

(a) Total returns include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                                  April 22, 2003

Dear Fellow Shareholders:

     For the six-month period ended March 31, 2003 the Intermediate Government Fund Class A shares produced a total return of +1.39%((a)) while the Lehman Brothers Intermediate Government Index(b), returned +1.91% and the Lehman Brothers Intermediate Treasury Index((b)) returned +1.52%. Neither of these indexes is subject to fees, expenses or commission costs.

     During the last six months, the yield curve steepened as short-term rates (inside of 2 years) declined in yield while longer dated U.S. Treasury maturities rose in yield. As has been the case for some time now, volatility remained quite high with rates moving sharply up and down in very short periods of time. The following table depicts the change in rates of U.S. Treasuries from the beginning of the semiannual period to the end:

TERM                                          9/30/02     3/31/03     CHANGE    TOTAL RETURN
----                                          --------    --------    ------    ------------
3-MONTH.....................................   1.547%      1.108%     -0.439%      +0.73%
6-MONTH.....................................   1.501%      1.114%     -0.387%      +0.83%
2-YEAR......................................   1.683%      1.482%     -0.201%      +1.59%
5-YEAR......................................   2.560%      2.710%     -0.150%      +1.24%
10-YEAR.....................................   3.594%      3.796%     -0.202%      +0.36%
30-YEAR.....................................   4.668%      4.815%     -0.147%      -0.30%

Source: Yields and change: Bloomberg; Returns: Lehman Brothers.

     As is usual, a point-to-point measurement in yield or price masks the interim volatility over the period. This period was no exception as the ten-year treasury ranged from a high yield of 4.26% to a low yield of 3.56%. To make the market even more interesting, the issue roundly reached the highs and lows twice during the six-month period before closing near the mid-point of its range. For the ten-year treasury, the low yield of 3.56% on March 10, 2003 was the low point of the current cycle.

     The economic data over the period was weaker than initially expected. Real Gross Domestic Product posted a 1.4% growth rate in the final calendar quarter of 2002 while the first quarter of 2003 appears somewhat faster. The economy has suffered from declining confidence from both business and consumers as geopolitical concerns weighed on spending and production, but with the Iraq conflict winding down, the economy should begin to grow at a faster rate.

     With the economy currently operating at less than potential and with spending in the doldrums, the Federal Reserve took the markets by surprise and lowered the federal funds rate by 50 basis points to a 41 year low of 1.25%. In taking the action, the Fed noted that the reduction was to help the economy through a soft spot and noted that the risks to the economy were balanced between weakness and inflation. In the following, meeting the Fed opted to leave rates unchanged and has noted that the risks are uncertain given the Iraq conflict. Looking forward, we believe the Fed is unlikely to lower rates again unless the economy suffers a major setback or a financial crisis should occur.

     Inflation over the period was quite volatile driven by rollercoaster moves in energy prices; especially crude oil. However, inflation at the core level (excluding the volatile food and energy components) continues to be barely noticeable and, as such, exhibits little upward pressure on bond yields.

---------------
(a) Total returns include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(b) The Lehman Brothers Intermediate Government Index is an unmanaged index comprised of the Intermediate Treasury and Intermediate Agency indices. The Lehman Brothers Intermediate Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to ten years. Keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance.

     We believe most, or at least a good part, of the wild ride in interest rates over the last six months has been a function of investor flights to and from quality as fears regarding the war with Iraq and terror alerts surged and subsided over and over again depending on the latest news from the Middle East and the heightened terror fears.

     Over the period, we maintained a high allocation to U.S. Treasury and Agency notes in the portfolio. We have continued to hold only small positions in mortgage related securities as prepayment rates have reached record levels over the last quarter. This decision, although prudent, penalized the fund's performance somewhat as the price movements in mortgage pass-through securities in many cases over-shadowed the increased pay-down risk.

     Our duration decision (duration is an approximate measure of how sensitive portfolio value is to a given change in yield) was conservative as we strived to maintain a duration of less than or equal to that of the Lehman Intermediate Government Index. We are still unwilling to place a significant bet on bond rallies based on a "flight to quality" as these rallies are notoriously short-lived and the "flight from quality" can be more rapid than the "flight to quality" penalizing investors who overstay the rally. As always, we continue to believe and structure the portfolio based on economic fundamentals, the perception of the fundamentals by the markets, the supply and demand for credit and the actions of the Federal Reserve. We believe these are the factors which are the primary determinants of the level of interest rates.

     We currently believe the economic recovery will continue and should gather additional forward momentum as we move through the current calendar year. The massive amounts of monetary stimulus in the pipeline from the Fed's twelve rate cuts, totaling 525 basis points, should provide significant fuel for growth. We also assume some form of fiscal stimulus in the form of tax reductions and increased spending will be moved through Congress during the year adding sources of stimulus. As the economy grows, we expect rates should begin to move modestly higher.

     As with any forecast, ours has risks. One of the risks is that the economy will not recover as expected and the Federal Reserve will again reduce rates. Another risk is that the economy will recover too quickly and rates will rise faster than we envision. There are always a number of risks that may affect our performance that cannot be accurately forecast. Fortunately, the management of the Fund is dynamic and we strive to quickly adjust to ever-changing scenarios.

     Thanks for your continued confidence in the Heritage Income
Trust -- Intermediate Government Fund.

                                          Sincerely,

                                          /s/ H. Peter Wallace

                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--94.4%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--68.0%
        $1,000,000   U.S. Treasury Notes, 3.0%...................................    11/30/03    $ 1,012,305
         1,000,000   U.S. Treasury Notes, 5.875%.................................    02/15/04      1,040,938
         3,000,000   U.S. Treasury Notes, 2.875%.................................    06/30/04      3,060,468
         3,000,000   U.S. Treasury Notes, 2.25%..................................    07/31/04      3,038,556
         3,000,000   U.S. Treasury Notes, 2.125%.................................    08/31/04      3,034,686
         1,000,000   U.S. Treasury Notes, 2.125%.................................    10/31/04      1,012,109
         2,000,000   U.S. Treasury Notes, 2.0%...................................    11/30/04      2,020,078
         1,000,000   U.S. Treasury Notes, 1.625%.................................    01/31/05      1,003,125
         5,000,000   U.S. Treasury Notes, 1.5%...................................    02/28/05      5,001,955
         3,200,000   U.S. Treasury Notes, 4.625%.................................    05/15/06      3,451,375
         5,000,000   U.S. Treasury Notes, 3.5%...................................    11/15/06      5,215,430
         3,000,000   U.S. Treasury Notes, 4.375%.................................    05/15/07      3,224,766
         7,000,000   U.S. Treasury Notes, 3.25%..................................    08/15/07      7,199,609
         3,000,000   U.S. Treasury Notes, 3.875%.................................    02/15/13      3,017,344
                                                                                                 -----------
                     Total U.S. Treasuries (cost $41,401,105)....................                 42,332,744
                                                                                                 -----------
 U.S. GOVERNMENT AGENCIES--26.4%
---------------------------------------------------------------------------------
   FEDERAL HOME LOAN BANK--3.4%
         1,000,000   Federal Home Loan Bank, 5.125%..............................    03/06/06      1,083,906
         1,000,000   Federal Home Loan Bank, 4.5%................................    11/15/12      1,020,074
                                                                                                 -----------
                                                                                                   2,103,980
                                                                                                 -----------
   FEDERAL HOME LOAN MORTGAGE ASSOCIATION--6.4%
         1,000,000   Freddie Mac, 5.25%..........................................    01/15/06      1,085,938
         1,000,000   Freddie Mac, 5.75%..........................................    03/15/09      1,127,093
         1,000,000   Freddie Mac, 4.5%...........................................    01/15/13      1,015,688
           695,310   POOL #C47218, 30 year Pass-Through 7.5%.....................    02/01/31        741,909
                                                                                                 -----------
                                                                                                   3,970,628
                                                                                                 -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--12.6%
         2,500,000   Fannie Mae, 6.0%............................................    12/15/05      2,762,150
         2,500,000   Fannie Mae, 4.25%...........................................    07/15/07      2,649,413
         1,000,000   Fannie Mae, 3.25%...........................................    01/15/08      1,012,225
         1,353,756   POOL #625185, 30 year Pass-Through, 6.5%....................    02/01/32      1,413,195
                                                                                                 -----------
                                                                                                   7,836,983
                                                                                                 -----------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--4.0%
         1,050,571   POOL #450456, 30 year Pass-Through, 7.0%....................    01/15/28      1,114,936
         1,318,423   POOL #572852, 30 year Pass-Through, 6.5%....................    01/15/32      1,386,165
                                                                                                 -----------
                                                                                                   2,501,101
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $15,570,961)...........                 16,412,692
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $56,972,066)................................................                 58,745,436
                                                                                                 -----------

REPURCHASE AGREEMENT--5.7%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
2003 @ 1.15% to be repurchased at $3,512,112 on April 1, 2003, collateralized by
$2,415,000 United States Treasury Bonds, 8.75% due May 15, 2017, (market value
$3,582,553 including interest) (cost $3,512,000).................................                  3,512,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (cost $60,484,066)(b), 100.1%(a)......................                 62,257,436
OTHER ASSETS AND LIABILITIES, net, (0.1%)(a).....................................                    (18,216)
                                                                                                 -----------
NET ASSETS, 100.0%...............................................................                $62,239,220
                                                                                                 ===========

---------------

(a) Percentages indicated are based on net assets.

(b) The aggregate identified cost for federal income tax purposes is $60,476,690. Market value includes net unrealized appreciation of $1,773,370, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,773,370.

    The accompanying notes are an integral part of the financial statements.

                                                                  April 15, 2003

Dear Valued Shareholders:

     The Heritage Income Trust -- High Yield Bond Fund returned +12.32%(a) on its Class A shares for the six-month period ended March 31, 2003. By comparison, the Salomon Smith Barney High Yield Market Index(b) (the "Index") gained +17.96% and the Lipper High Current Yield Funds Category Average(b) returned +11.95%.

     The semi-annual period started down slightly amid concerns about Iraq, earnings warnings, and confusing economic data. For the month of October 2002, the Index returned -0.34%, as a result of a sell off in the market. Following an economic report for October that reflected a weak labor market, on November 6, 2002, the Federal Reserve reduced its target for the federal funds rate by half a percentage point to a 41-year low of 1.25%. The most significant headway in the high yield market occurred after this time amid considerably stronger monthly inflows of cash during the coming months as compared to prior months. Furthermore, perceptions that the economy was improving, coupled with favorable yields available in the market and further declines in the default rate, supported interest in the high yield market. In addition, reports of fraudulent corporate accounting practices, which had negatively impacted the high yield market for most of 2002, significantly diminished. Despite the start of war with Iraq in late March, the high yield market continued to rally as investors bid up prices in the secondary market in order to spend cash.

     According to the Index, the average market yield at March 31, 2003 was 10.51%. This compares to 12.04% at December 31, 2002 and 13.15% September 30, 2002. Spreads between the Index and U.S. Treasuries, which were 10.19% at September 30, 2002, tightened to 8.95% at December 31, 2002, and tightened further to 7.48% at March 31, 2003. These figures reflect the rally in the six months ended March 31, 2003 as the high yield market recovered from the October lows.

     Leading the market over the last six months have been Wireline Telecommunications, Wireless Telecommunications, Towers, Technology, Utilities, Energy, and CCC-rated issues. Wireline outperformed as Qwest completed the first part of its directories business and debt exchanges. Wireless Telecommunications benefited from strong operating results. Improved liquidity due to asset sales and debt repurchases and the achievement of positive free cash flow drove the strong performance by Towers. Technology benefited as companies reduced their cash burn due to cost restructuring. Utilities and Energy outperformed as several companies completed transactions that significantly improved their liquidity. Sectors that have lagged include Airlines, Automotive, Healthcare, and Metals/Mining. Airlines suffered as the war with Iraq harmed an already troubled industry and increased the likelihood of additional bankruptcies. Automotive underperformed due to concerns that the number of auto sales would drop in 2003. The discovery of major accounting fraud at HealthSouth negatively impacted Healthcare. Metals/Mining underperformed due to continued weak demand, capacity increases, and expectations for strengthened import pressure due to declining tariffs.

     During the six months, the Fund increased its exposure to Food/Beverages, Retail, Textiles, Towers, and Utilities, while reducing its holdings in Finance and Metals/Mining.

     The Fund's performance for the six-month period benefited from underweightings in Airlines and Automotives. In addition, the overweighting Technology and Towers helped the Fund's performance. The Fund's performance was adversely affected by overweighting Consumer Products, Gaming, and Retail and by underweighting Energy, Utilities, Wireline Telecommunications, and CCC-rated issues.

---------------

(a) Total returns include the effect of reinvesting dividends. Performance numbers do not reflect a front-end sales charge or contingent deferred sales charge. Past performance does not guarantee future results. Performance data quoted represent past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(b) The Salomon Smith Barney High Yield Market Index captures the performance of below investment-grade corporate bonds issued in the United States. This index excludes defaulted debt securities. The Lipper High Current Yield Funds Category Average is an equally weighted performance index of the largest qualifying funds in this Lipper category. Keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance.

     We believe that the high-yield market offers favorable long-term values based upon yields at the end of March of 10.51% as measured by the Index. We feel that current market valuations discount many of the negative news that transpired during 2002 and that many of these concerns, as we previously referenced, are likely to abate to a large extent over the second half of the fiscal year. Many market observers anticipate the U.S. economy to improve during the next 12 to 18 months, which should prove favorable for corporate earnings and help reduce the rate of defaults on corporate bond payments. Furthermore, the worst news with regard to corporate accounting scandals is likely over. As these concerns ease and once equity markets stabilize, we believe the high-yield bond market should perform favorably relative to 2002. In light of this outlook, we are focusing on adding a moderate amount of credit risk to the Fund that includes selectively targeting issues in the "B" credit territory that, in our view, offer long-term potential.

     We would like to remind you that, as described in the Fund's Prospectus, investments in high yield securities carry unique risks. High yield bond values may decrease if interest rates rise during periods of economic uncertainty or downturns, credit ratings of the issuer are reduced, or the issuer defaults. Conversely, we also feel that a balanced portfolio should contain some bond exposure, including high yield investments. We thank you for your continued investment in the Fund, and look forward to reporting to you in the years to come.

                                          Best Regards,

                                          /s/ Peter J. Wilby
                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc.
                                          Portfolio Manager, High Yield Bond
                                          Fund

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS--79.7%(A)
--------------------------------------------

  ADVERTISING--1.2%
--------------------------------------------
$  275,000   RH Donnelley Finance
             Corporation, 10.875%,
             12/15/12.......................  $   314,188
   500,000   Sitel Corporation, 9.25%,
             03/15/06.......................      480,000
                                              -----------
                                                  794,188
                                              -----------
  AEROSPACE/DEFENSE--1.4%
--------------------------------------------
   275,000   Alliant Techsystems Inc., 8.5%,
             05/15/11.......................      295,625
   250,000   L-3 Communications Corporation,
             7.625%, 06/15/12...............      265,000
   400,000   Sequa Corporation, 9.0%,
             08/01/09.......................      395,000
                                              -----------
                                                  955,625
                                              -----------
  AGRICULTURE--0.9%
--------------------------------------------
   375,000   Hines Horticulture, Inc.,
             Series "B", 12.75%, 10/15/05...      393,750
   250,000   North Atlantic Trading Company,
             Series "B", 11.0%, 06/15/04....      248,750
                                              -----------
                                                  642,500
                                              -----------
  APPAREL--1.9%
--------------------------------------------
    75,000   Levi Strauss & Company, 6.8%,
             11/01/03.......................       75,844
    75,000   Levi Strauss & Company, 7.0%,
             11/01/06.......................       64,688
   425,000   Levi Strauss & Company,
             11.625%, 01/15/08..............      401,625
   300,000   Tommy Hilfiger USA, 6.85%,
             06/01/08.......................      291,750
   450,000   Tropical Sportswear
             International Corporation,
             Series "A", 11.0%, 06/15/08....      450,000
                                              -----------
                                                1,283,907
                                              -----------
  AUTO MANUFACTURERS--0.2%
--------------------------------------------
   175,000   Ford Motor Company, 7.45%,
             07/16/31.......................      133,943
                                              -----------
  AUTO PARTS & EQUIPMENT--1.2%
--------------------------------------------
   475,000   CSK Auto Inc., 12.0%,
             06/15/06.......................      515,375
   150,000   LDM Technologies, Series "B",
             10.75%, 01/15/07...............      132,000
    50,000   Rexnord Corporation, 10.125%,
             12/15/12.......................       53,125
   150,000   TRW Automotive Inc., 9.375%,
             02/15/13.......................      150,000
                                              -----------
                                                  850,500
                                              -----------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  BEVERAGES--0.9%
--------------------------------------------
   250,000   Constellation Brands Inc.,
             8.5%, 03/01/09.................      263,750
   350,000   Constellation Brands Inc.,
             Series "B", 8.125%, 01/15/12...      362,250
                                              -----------
                                                  626,000
                                              -----------
  BROADCASTING SERVICES/PROGRAMS--0.3%
--------------------------------------------
   400,000   Nexstar Finance Holdings LLC,
             0.0% to 04/01/06, 11.375% to
             maturity(b), 04/01/13..........      236,000
                                              -----------
  BUILDING MATERIALS--0.8%
--------------------------------------------
   125,000   Brand Services Inc., 12.0%,
             10/15/12.......................      136,406
   425,000   Nortek, Inc., 9.125%,
             09/01/07.......................      438,812
                                              -----------
                                                  575,218
                                              -----------
  CHEMICALS--4.0%
--------------------------------------------
   250,000   Airgas Inc., Series "MTN",
             7.75%, 09/15/06................      261,250
   150,000   Applied Extrusion Technologies
             Inc., Series "B", 10.75%,
             07/01/11.......................      102,750
   250,000   FMC Corporation, 7.0%,
             05/15/08.......................      240,000
    50,000   FMC Corporation, 10.25%,
             11/01/09.......................       55,000
   225,000   FMC Corporation, 7.75%,
             07/01/11.......................      207,000
   400,000   ISP Chemco Inc., Series "B",
             10.25%, 07/01/11...............      431,000
    25,000   Lyondell Chemical Company,
             Series "B", 9.875%, 05/01/07...       25,000
   150,000   Lyondell Chemical Company,
             10.875%, 05/01/09..............      139,500
   200,000   Millennium America Inc., 9.25%,
             06/15/08.......................      216,000
   250,000   Noveon Inc., Series "B", 11.0%,
             02/28/11.......................      275,625
    75,000   OM Group Inc., 9.25%,
             12/15/11.......................       58,500
   150,000   Terra Industries Inc., Series
             "B", 10.5%, 06/15/05...........      127,500
   100,000   United Industries Corporation,
             9.875%, 04/01/09...............      104,250
   475,000   United Industries Corporation,
             Series "B", 9.875%, 04/01/09...      495,188
                                              -----------
                                                2,738,563
                                              -----------
  COMMERCIAL SERVICES--2.0%
--------------------------------------------
   175,000   Comforce Operating, Inc.,
             Series "B", 12.0%, 12/01/07....       78,531
   375,000   Iron Mountain, Inc., 8.625%,
             04/01/13.......................      405,000
   125,000   Mail-Well I Corporation,
             9.625%, 03/15/12...............      121,562

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  COMMERCIAL SERVICES (CONTINUED)
--------------------------------------------
$  155,000   Mail-Well Corporation, Series
             "B", 8.75%, 12/15/08...........  $   130,975
   625,000   World Color Press, Inc.,
             8.375%, 11/15/08...............      650,079
                                              -----------
                                                1,386,147
                                              -----------
  COMPUTERS--1.3%
--------------------------------------------
   475,000   Seagate Technology, 8.0%,
             05/15/09.......................      497,562
    50,000   Unisys Corporation, 7.875%,
             04/01/08.......................       52,000
    25,000   Unisys Corporation, 8.125%,
             06/01/06.......................      345,719
                                              -----------
                                                  895,281
                                              -----------
  COSMETICS/PERSONAL CARE--1.0%
--------------------------------------------
   375,000   AKI Inc., 10.5%, 07/01/08......      371,250
   300,000   Playtex Products Inc., 9.375%,
             06/01/11.......................      325,500
                                              -----------
                                                  696,750
                                              -----------
  DIVERSIFIED MANUFACTURER--0.4%
--------------------------------------------
   200,000   Grey Wolf Inc., 8.875%,
             07/01/07.......................      206,500
    50,000   Tekni-Plex Inc., Series "B",
             12.75%, 06/15/10...............       45,500
                                              -----------
                                                  252,000
                                              -----------
  ELECTRIC--0.9%
--------------------------------------------
   275,000   BRL Universal Equipment LP,
             8.875%, 02/15/08...............      294,250
   375,000   Calpine Corporation, 8.75%,
             07/15/07.......................      217,500
   100,000   Calpine Corporation, 8.5%,
             02/15/11.......................       56,000
    75,000   CMS Energy Corporation, 9.875%,
             10/15/07.......................       69,375
                                              -----------
                                                  637,125
                                              -----------
  ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
--------------------------------------------
   325,000   Motors and Gears Inc., Series
             "D", 10.75%, 11/15/06..........      276,250
                                              -----------
  ENTERTAINMENT--1.4%
--------------------------------------------
   250,000   Argosy Gaming Company, 10.75%,
             06/01/09.......................      271,250
    50,000   Argosy Gaming Company, 9.0%,
             09/01/11.......................       53,188
   575,000   Horseshoe Gaming Holding
             Corporation, Series "B",
             8.625%, 05/15/09...............      606,625
                                              -----------
                                                  931,063
                                              -----------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  ENVIRONMENTAL CONTROL--1.1%
--------------------------------------------
   250,000   Allied Waste North America,
             Inc., 9.25%, 09/01/12..........      265,938
   500,000   Allied Waste North America,
             Inc., Series "B", 7.875%,
             01/01/09.......................      509,375
   500,000   Safety-Kleen Services, 9.25%,
             06/01/08(c)....................        5,000
                                              -----------
                                                  780,313
                                              -----------
  FINANCIAL SERVICES--0.8%
--------------------------------------------
   100,000   American Tower Corporation,
             Zero Coupon Bond, 08/01/08.....       66,000
   175,000   Athena Neurosciences Finance
             LLC, 7.25%, 02/21/08...........      108,062
   300,000   Ford Motor Credit Company,
             7.25%, 10/25/11................      275,323
   125,000   General Motors Acceptance
             Corporation, 6.875%,
             08/28/12.......................      123,336
   493,850   Airplane Pass Through Trust,
             Class "D", 10.875%,
             03/15/19(d)....................        9,877
                                              -----------
                                                  582,598
                                              -----------
  FOOD--1.7%
--------------------------------------------
   325,000   Ahold Finance USA Inc., 6.875%,
             05/01/29.......................      237,250
   300,000   Aurora Foods Inc., Series "B",
             8.75%, 07/01/08................      133,500
    75,000   Aurora Foods Inc., Series "D",
             9.875%, 02/15/07...............       34,125
   100,000   Del Monte Corporation, 8.625%,
             12/15/12.......................      106,000
   175,000   Del Monte Corporation, Series
             "B", 9.25%, 05/15/11...........      186,594
   300,000   Dole Food Company, 8.875%,
             03/15/11.......................      312,000
   100,000   Fleming Cos Inc., 10.125%,
             04/01/08.......................       20,500
    83,000   Pueblo Xtra International Inc.,
             9.5%, 08/01/03(c)..............       51,460
   250,000   Vlasic Foods International,
             Inc., Series "B", 10.25%,
             07/01/09(c)....................       53,750
                                              -----------
                                                1,135,179
                                              -----------
  FOREST PRODUCTS & PAPER--0.4%
--------------------------------------------
    50,000   Buckeye Technologies Inc.,
             8.5%, 12/15/05.................       48,250
   200,000   Buckeye Technologies Inc.,
             9.25%, 09/15/08................      188,000
    75,000   Buckeye Technologies Inc.,
             8.0%, 10/15/10.................       65,625
                                              -----------
                                                  301,875
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
HEALTHCARE PRODUCTS--1.2%
--------------------------------------------
$  375,000   Advanced Medical Optics Inc.,
             9.25%, 07/15/10................  $   390,000
   395,000   Conmed Corporation, 9.0%,
             03/15/08.......................      408,825
                                              -----------
                                                  798,825
                                              -----------
  HEALTHCARE SERVICES--3.5%
--------------------------------------------
   175,000   Beverly Enterprises Inc., 9.0%,
             02/15/06.......................      150,500
   200,000   Extendicare Health Services
             Inc., 9.5%, 07/01/10...........      198,000
   200,000   HCA Inc., 8.75%, 09/01/10......      234,894
   375,000   IASIS Healthcare Corporation,
             13.0%, 10/15/09................      412,500
   375,000   Insight Health Services
             Corporation, Series "B",
             9.875%, 11/01/11...............      360,000
   100,000   Tenet Healthcare Corporation,
             6.5%, 06/01/12.................       96,000
   375,000   Tenet Healthcare Corporation,
             6.875%, 11/15/31...............      339,375
   300,000   Triad Hospitals Inc., Series
             "B", 8.75%, 05/01/09...........      324,000
   325,000   Vanguard Health Systems Inc.,
             9.75%, 08/01/11................      308,750
                                              -----------
                                                2,424,019
                                              -----------
  HOLDING COMPANIES--0.7%
--------------------------------------------
   100,000   MDP Acquisitions PLC, 9.625%,
             10/01/12.......................      105,375
   350,000   Peabody Energy Corporation,
             Series "B", 9.625%, 05/15/08...      367,938
                                              -----------
                                                  473,313
                                              -----------
  HOME FURNISHINGS--1.5%
--------------------------------------------
   300,000   Applica Inc., 10.0%,
             07/31/08.......................      313,500
   125,000   Fedders North America Inc.,
             9.375%, 08/15/07...............      104,219
   250,000   Mattress Discounters
             Corporation, Series "B",
             12.625%, 07/15/07(c)...........       25,000
   300,000   Sealy Mattress Company, Series
             "B", 10.875%, 12/15/07.........      313,875
   250,000   Sealy Mattress Company, Series
             "B", 9.875%, 12/15/07..........      257,500
                                              -----------
                                                1,014,094
                                              -----------
  HOUSEHOLD PRODUCTS--0.1%
--------------------------------------------
   100,000   Remington Products Company,
             Series "D", 11.0%, 5/15/06.....       98,000
                                              -----------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  HOUSEWARES--0.1%
--------------------------------------------
    75,000   Holmes Group Inc., Series "B",
             9.875%, 11/15/07...............       56,906
                                              -----------
  IRON/STEEL--0.1%
--------------------------------------------
    94,118   Republic Engineered Products
             LLC, 10.0%, 08/16/09(c)........       16,941
   500,000   Republic Technologies
             International LLC, 13.75%,
             07/15/09.......................        7,500
                                              -----------
                                                   24,441
                                              -----------
  LEISURE TIME--0.2%
--------------------------------------------
   150,000   Icon Health & Fitness, 11.25%,
             04/01/12.......................      154,500
                                              -----------
  LODGING & ENTERTAINMENT--6.6%
--------------------------------------------
   300,000   Ameristar Casinos Inc., 10.75%,
             02/15/09.......................      325,500
   425,000   Coast Hotels & Casinos Inc.,
             9.5%, 04/01/09.................      453,688
   350,000   Harrah's Operating Co Inc.,
             8.0%, 02/01/11.................      402,794
   375,000   Herbst Gaming Inc., 10.75%,
             09/01/08.......................      401,250
   200,000   Hilton Hotels Corporation,
             7.625%, 12/01/12...............      200,500
   275,000   HMH Properties, Inc., Series
             "B", 7.875%, 08/01/08..........      258,500
   350,000   MGM Mirage Inc., 9.75%,
             06/01/07.......................      385,000
   250,000   Park Place Entertainment
             Corporation, 7.875%,
             12/15/05.......................      256,875
   175,000   Park Place Entertainment
             Corporation, 8.875%,
             09/15/08.......................      185,938
   125,000   Park Place Entertainment
             Corporation, 7.875%,
             03/15/10.......................      127,188
    50,000   Park Place Entertainment
             Corporation, 8.125%,
             05/15/11.......................       51,625
   200,000   Prime Hospitality Corporation,
             Series "B", 8.375%, 05/01/12...      177,000
   425,000   Starwood Hotels & Resorts
             Worldwide, Inc., 7.875%,
             05/01/12.......................      423,406
   250,000   Station Casinos Inc., 9.875%,
             07/01/10.......................      274,375
   275,000   Turning Stone Casino Resort
             Enterprise, 9.125%, 12/15/10...      287,375
   300,000   Venetian Casino Resort LLC,
             11.0%, 06/15/10................      313,875
                                              -----------
                                                4,524,889
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  REITS (CONTINUED)
--------------------------------------------
  MACHINERY--1.0%
--------------------------------------------
$  175,000   Case Corporation, 7.25%,
             01/15/16.......................  $   139,125
   125,000   NMHG Holding Company, 10.0%,
             05/15/09.......................      133,125
   425,000   Terex Corporation, Series "B",
             10.375%, 04/01/11..............      439,875
                                              -----------
                                                  712,125
                                              -----------
  MACHINERY-DIVERSIFIED--0.7%
--------------------------------------------
   425,000   Flowserve Corporation, 12.25%,
             08/15/10.......................      471,750
                                              -----------
  MINING--0.4%
--------------------------------------------
   250,000   Compass Minerals Group Inc.,
             10.0%, 08/15/11................      276,250
                                              -----------
  MULTIMEDIA--1.5%
--------------------------------------------
   475,000   AOL Time Warner Inc., 7.625%,
             04/15/31.......................      504,051
   400,000   Nextmedia Operating Inc.,
             10.75%, 07/01/11...............      435,000
    75,000   Time Warner Inc., 6.625%,
             05/15/29.......................       70,465
                                              -----------
                                                1,009,516
                                              -----------
  OFFICE FURNISHINGS--0.2%
--------------------------------------------
   175,000   Winsloew Furniture Inc., Series
             "B", 12.75%, 08/15/07(c).......      113,750
                                              -----------
  OFFICE/BUSINESS EQUIPMENT--0.3%
--------------------------------------------
   200,000   Xerox Corporation, 5.5%,
             11/15/03.......................      199,000
                                              -----------
  OIL & GAS--5.3%
--------------------------------------------
   600,000   Forest Oil Corporation, 8.0%,
             12/15/11.......................      624,000
   400,000   Magnum Hunter Resources Inc.,
             9.6%, 03/15/12.................      429,000
   500,000   Ocean Energy Inc., Series "B",
             8.375%, 07/01/08...............      526,250
   125,000   Pioneer Natural Resources
             Company, 9.625%, 04/01/10......      149,055
   250,000   Pride International, Inc.,
             9.375%, 05/01/07...............      259,375
   325,000   Stone Energy Corporation,
             8.25%, 12/15/11................      336,375
   275,000   Tesoro Petroleum Corporation,
             9.625%, 04/01/12...............      235,125
   100,000   Tesoro Petroleum Corporation,
             Series "B", 9.625%, 11/01/08...       86,500
   275,000   Vintage Petroleum Inc., 9.75%,
             06/30/09.......................      291,500
   150,000   Vintage Petroleum Inc., 7.875%,
             05/15/11.......................      151,500

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  OIL & GAS (CONTINUED)
--------------------------------------------
   500,000   Westport Resources Corporation,
             8.25%, 11/01/11................      533,750
                                              -----------
                                                3,622,430
                                              -----------
  PACKAGING & CONTAINERS--3.8%
--------------------------------------------
   300,000   Anchor Glass Container
             Corporation, 11.0%, 02/15/13...      310,500
   325,000   Berry Plastics Corporation,
             10.75%, 07/15/12...............      342,875
   175,000   Graphic Packaging Corporation,
             8.625%, 02/15/12...............      178,500
   600,000   Plastipak Holdings Inc.,
             10.75%, 09/01/11...............      621,000
   100,000   Radnor Holdings Corporation,
             11.0%, 03/15/10................       97,000
   550,000   Riverwood International
             Corporation, 10.625%,
             08/01/07.......................      574,750
   475,000   Smurfit-Stone Container
             Corporation, 8.25%, 10/01/12...      508,250
                                              -----------
                                                2,632,875
                                              -----------
  PHARMACEUTICALS--1.0%
--------------------------------------------
   200,000   aaiPharma Inc., 11.0%,
             04/01/10.......................      204,000
   175,000   AdvancePCS, 8.5%, 04/01/08.....      187,250
   250,000   Vicar Operating Inc., 9.875%,
             12/01/09.......................      273,750
                                              -----------
                                                  665,000
                                              -----------
  PIPELINES--1.3%
--------------------------------------------
   250,000   Western Gas Resources Inc.,
             10.0%, 06/15/09................      271,250
   125,000   Williams Cos Inc., 7.625%,
             07/15/19.......................       98,750
   150,000   Williams Cos Inc., 7.875%,
             09/01/21.......................      119,250
   500,000   Williams Cos Inc., 8.75%,
             03/15/32.......................      420,000
                                              -----------
                                                  909,250
                                              -----------
  PRINTING & PUBLISHING--0.4%
--------------------------------------------
   250,000   Dex Media East LLC, 9.875%,
             11/15/09.......................      281,875
                                              -----------
  REITS--0.9%
--------------------------------------------
   300,000   Felcor Lodging LP, 8.5%,
             06/01/11.......................      261,750
    25,000   Host Marriott LP, Series "E",
             8.375%, 02/15/06...............       24,438
   125,000   Host Marriott LP, Series "I",
             9.5%, 01/15/07.................      124,531
   250,000   Meristar Hospitality
             Corporation, 9.125%,
             01/15/11.......................      210,000
                                              -----------
                                                  620,719
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  REITS (CONTINUED)
--------------------------------------------
  RETAIL--6.3%
--------------------------------------------
$  250,000   Advance Stores Company, Inc.,
             Series "B", 10.25%, 04/15/08...  $   262,812
    75,000   Advance Stores Company, Inc.,
             10.25%, 04/15/08...............       78,844
   250,000   Cole National Group, 8.625%,
             08/15/07.......................      227,500
   325,000   Cole National Group, 8.875%,
             05/15/12.......................      294,125
   575,000   Finlay Fine Jewelry, 8.375%,
             05/01/08.......................      564,938
   510,000   Gap Inc., 10.55%, 12/15/08.....      586,500
   625,000   Home Interiors & Gifts, Inc.,
             10.125%, 06/01/08..............      608,594
   275,000   JC Penney Co Inc., 8.0%,
             03/01/10.......................      284,625
   275,000   Leslie's Poolmart, 10.375%,
             07/15/04.......................      274,656
   225,000   Petro Stopping Centers LP,
             10.5%, 02/01/07................      214,875
   175,000   Rite Aid Corporation, 7.625%,
             04/15/05.......................      167,125
   325,000   Rite Aid Corporation, 7.125%,
             01/15/07.......................      286,406
   125,000   Rite Aid Corporation, 11.25%,
             07/01/08.......................      123,750
   150,000   Saks Inc., 7.5%, 12/01/10......      143,625
    50,000   Saks Inc., 9.875%, 10/01/11....       52,438
   125,000   Saks Inc., 7.375%, 02/15/19....      107,344
                                              -----------
                                                4,278,157
                                              -----------
  SAVINGS & LOANS--0.5%
--------------------------------------------
   300,000   Sovereign Bancorp Inc., 10.50%,
             11/15/06.......................      359,250
                                              -----------
  TELECOMMUNICATIONS--11.4%
--------------------------------------------
   100,000   American Cellular Corporation,
             9.5%, 10/15/09.................       24,500
   600,000   American Tower Corporation,
             9.375%, 02/01/09...............      540,000
   800,000   AT&T Corporation, 8.5%,
             11/15/31.......................      859,966
    75,000   AT&T Wireless Services Inc.,
             7.875%, 03/01/11...............       83,884
   325,000   AT&T Wireless Services Inc.,
             8.125%, 05/01/12...............      367,838
   650,000   AT&T Wireless Services Inc.,
             8.75%, 03/01/31................      745,395
   175,000   Crown Castle International
             Corporation, 10.625%,
             11/15/07.......................      170,625
   340,000   Crown Castle International
             Corporation, 10.75%,
             08/01/11.......................      331,500
   175,000   Crown Castle International
             Corporation, 9.375%,
             08/01/11.......................      160,125

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  TELECOMMUNICATIONS (CONTINUED)
--------------------------------------------
   325,000   Global Crossing Ltd., 6.0%,
             10/15/03(c)....................       19,500
   175,000   Insight Midwest LP, 9.75%,
             10/01/09.......................      180,688
   325,000   Motorola Inc., 8.0%,
             11/01/11.......................      355,875
    75,000   Nextel Communications Inc.,
             9.95%, 02/15/08................       78,188
   425,000   Nextel Communications Inc.,
             9.375%, 11/15/09...............      446,250
   950,000   Nextel Communications, Inc.,
             0.0% to 10/31/02, 9.75% to
             maturity(b) 10/31/07...........      983,250
   350,000   Qwest Communications
             International Inc., Series "B",
             7.5%, 11/01/08.................      301,875
   375,000   Qwest Corporation, 8.875%,
             03/15/12.......................      399,375
   443,000   Qwest Services Corporation,
             14.0%, 12/15/14................      477,332
   100,000   SBA Communications Corporation,
             12.0%, 03/01/08................       77,000
   150,000   SBA Communications Corporation,
             10.25%, 02/01/09...............      107,250
   325,000   Sprint Capital Corporation,
             6.875%, 11/15/28...............      284,372
   625,000   Sprint Capital Corporation,
             8.75%, 03/15/32................      643,750
   100,000   TeleCorp PCS Inc., 10.625%,
             07/15/10.......................      114,750
   250,000   UbiquiTel Operating Company,
             0.0% to 04/15/05, 14.0% to
             maturity(b), 04/15/10..........       22,500
   500,000   World Access Inc., 13.25%,
             01/15/08(c)....................       22,500
                                              -----------
                                                7,798,288
                                              -----------
  TELEVISION, CABLE & RADIO--5.7%
--------------------------------------------
   850,000   Charter Communications Holding
             Company, LLC, 0.0% to 04/01/04,
             9.92% to maturity(b),
             04/01/11.......................      344,250
    50,000   Charter Communications
             Holdings, LLC, 8.625%,
             04/01/09.......................       23,180
   350,000   Charter Communications Holding
             Company LLC, 0.0% to 05/15/04,
             11.75% to maturity(b),
             05/15/11.......................      106,750
   125,000   Charter Communications Holding
             Company LLC, 10.75%,
             10/01/09.......................       57,812
   100,000   Charter Communications Holding
             Company LLC, 9.625%,
             11/15/09.......................       43,500
   250,000   Charter Communications Holdings
             Capital Corporation, 10.0%,
             05/15/11.......................      108,750
   500,000   CSC Holdings Inc., 10.5%,
             05/15/16.......................      546,250

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  TELEVISION, CABLE & RADIO (CONTINUED)
--------------------------------------------
$  100,000   CSC Holdings Inc., 9.875%,
             02/15/13.......................  $   104,500
   100,000   CSC Holdings Inc., 9.875%,
             04/01/23.......................      103,000
   300,000   DirecTV Holdings LLC, 8.375%,
             03/15/13.......................      330,750
   350,000   Echostar DBS Corporation,
             10.375%, 10/01/07..............      385,000
   425,000   EchoStar DBS Corporation,
             9.125%, 01/15/09...............      464,312
   325,000   Echostar DBS Corporation,
             9.375%, 02/01/09...............      346,125
   325,000   LIN Television Corporation,
             8.0%, 01/15/08.................      347,750
   250,000   Mediacom Broadband LLC, 11.0%,
             07/15/13.......................      279,375
   275,000   Radio One Inc., Series "B",
             8.875%, 07/01/11...............      299,062
                                              -----------
                                                3,890,366
                                              -----------
  TEXTILES--0.3%
--------------------------------------------
   250,000   Interface Inc., Series "B",
             9.5%, 11/15/05.................      202,500
                                              -----------
  TRANSPORTATION--0.5%
--------------------------------------------
   300,000   General Maritime Corporation,
             10.0%, 03/15/13................      306,000
   500,000   Holt Group, 9.75%,
             01/15/06(c)....................       15,000
                                              -----------
                                                  321,000
                                              -----------
Total Domestic Corporate Bonds
  (cost $57,727,981)........................   54,644,113
                                              -----------
FOREIGN CORPORATE BONDS--7.0%(A)
--------------------------------------------



CHEMICALS--0.8%
--------------------------------------------
   325,000   Acetex Corporation, 10.875%,
             08/01/09.......................      351,812
   175,000   Methanex Corporation, 8.75%,
             08/15/12.......................      189,438
                                              -----------
                                                  541,250
                                              -----------
  COAL--0.2%
--------------------------------------------
   125,000   Luscar Coal Ltd., 9.75%,
             10/15/11.......................      139,688
                                              -----------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
FOREIGN CORPORATE BONDS (CONTINUED)
--------------------------------------------
  ELECTRIC--1.5%
--------------------------------------------
   225,000   Avon Energy Partners Holdings,
             7.05%, 12/11/07................      181,125
   575,000   Avon Energy Partners Holdings,
             6.46%, 03/04/08................      460,000
   700,000   Calpine Canada Energy Finance
             LLC., 8.5%, 05/01/08...........      402,500
                                              -----------
                                                1,043,625
                                              -----------
  ENTERTAINMENT--0.5%
--------------------------------------------
   275,000   Sun International Hotels Ltd.,
             8.875%, 08/15/11...............      282,562
                                              -----------
  FOOD--0.4%
--------------------------------------------
   275,000   Premier International Foods,
             PLC, 12.0%, 09/01/09...........      299,750
                                              -----------
  FOREST PRODUCTS & PAPER--1.2%
--------------------------------------------
   275,000   Abitibi-Consolidated Inc.,
             8.85%, 08/01/30................      290,019
   225,000   Millar Western Forest, 9.875%,
             05/15/08.......................      230,062
   300,000   Tembec Industries Inc., 8.5%,
             02/01/11.......................      307,125
                                              -----------
                                                  827,206
                                              -----------
  HOLDING COMPANIES--0.2%
--------------------------------------------
   150,000   MDP Acquisitions PLC, 9.625%,
             10/01/12.......................      158,062
                                              -----------
  OFFICE/BUSINESS EQUIPMENT--0.5%
--------------------------------------------
   375,000   Xerox Capital (Europe) Plc.,
             5.875%, 05/15/04...............      371,250
                                              -----------
  PRINTING & PUBLISHING--0.9%
--------------------------------------------
   525,000   Yell Finance BV, 10.75%,
             08/01/11.......................      585,375
                                              -----------
  TELECOMMUNICATIONS--0.1%
--------------------------------------------
   175,000   Global Crossing Holding Ltd.,
             9.625%, 05/15/08(c)............        5,031
   150,000   Telewest Communications, PLC,
             0.0% to 04/15/04, 9.25% to
             maturity(b), 04/15/09..........       24,750
   335,000   Telewest Communications, PLC,
             0.0% to 02/01/05, 11.375% to
             maturity(b), 02/01/10..........       50,250
                                              -----------
                                                   80,031
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 2003
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                         VALUE
---------                                        -----
FOREIGN CORPORATE BONDS (CONTINUED)
--------------------------------------------
TELEVISION, CABLE & RADIO--0.7%
--------------------------------------------
$  375,000   Rogers Communications, Inc.,
             8.875%, 07/15/07...............  $   382,500
   275,000   United Pan-Europe
             Communications NV, Series "B",
             0.0% to 11/01/04, 13.375% to
             maturity(b), 11/01/09..........       17,188
   175,000   United Pan-Europe
             Communications NV, Series "B",
             0.0% to 02/01/05, 13.75% to
             maturity(b), 02/01/10..........       10,938
   350,000   United Pan-Europe
             Communications NV, Series "B",
             10.875%, 08/01/09(c)...........       32,375
   250,000   United Pan-Europe
             Communications NV, Series "B",
             11.5%, 02/01/10(c).............       23,125
                                              -----------
                                                  466,126
                                              -----------
Total Foreign Corporate Bonds   (cost           4,794,925
$5,085,885).................................
                                              -----------
CONVERTIBLE BONDS--0.8%(A)
--------------------------------------------






ELECTRONICS--0.1%
--------------------------------------------
   250,000   Sanmina-SCI Corporation, Zero
             Coupon Bond, 09/12/20..........      111,875
                                              -----------
  INTERNET--0.2%
--------------------------------------------
   175,000   i2 Technologies Inc., 5.25%,
             12/15/06.......................      115,281
                                              -----------
  PHARMACEUTICALS--0.2%
--------------------------------------------
   250,000   Elan Finance Corporation Ltd,
             Zero Coupon Bond, 12/14/18.....      120,000
                                              -----------
  TELECOMMUNICATIONS--0.3%
--------------------------------------------
   125,000   American Tower Corporation,
             5.0%, 02/15/10.................       98,594
   225,000   Avaya Inc., Zero Coupon Bond,
             10/31/21.......................      101,250
                                              -----------
                                                  199,844
                                              -----------
Total Convertible Bonds   (cost $530,616)...      547,000
                                              -----------
  SHARES                                         VALUE
  ------                                         -----
WARRANTS, COMMON & PREFERRED STOCKS--1.6%(A)
---------------------------------------------------------
     4,056   Axiohm Transaction Solutions
             (Common Stock)(d)*.............           41
     4,100   Cablevision Systems
             Corporation, Series "H", 11.75%
             (Preferred Stock)..............      421,275

  SHARES                                         VALUE
  ------                                         -----
WARRANTS, COMMON & PREFERRED STOCKS (CONTINUED)
---------------------------------------------------------
     4,150   Cablevision Systems
             Corporation, Series "M",
             11.125% (Preferred Stock)......      424,337
     9,247   Imperial Sugar Company (Common
             Stock)*........................       56,499
    17,241   Indesco International Inc.
             (Common Stock)(d)*.............       68,964
     4,772   NTL Inc. (Common Stock)*.......       42,328
     3,010   Spectrasite Inc. (Common
             Stock)*........................       93,310
       383   Pillowtex Corporation
             (Warrants)*....................           84
       375   Ubiquitel Inc. (Warrants)*.....           94
       250   Winsloew Furniture Inc.
             (Warrants)(d)*.................            2
     1,571   World Access Inc. (Common
             Stock)*........................            3
                                              -----------
Total Warrants, Common & Preferred Stocks
  (cost $2,447,407).........................    1,106,937
                                              -----------
Total Investment Portfolio excluding
repurchase
  agreement (cost $65,791,889)..............   61,092,975
                                              -----------
REPURCHASE AGREEMENT--5.1%(A)
--------------------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated March 31, 2003 @
1.15% to be repurchased at $3,491,112 on
April 1, 2003, collateralized by $2,400,000
United States Treasury Bonds, 8.75% due May
15, 2017, (market value $3,560,301 including
interest) (cost $3,491,000).................    3,491,000
                                              -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $69,282,889)(e), 94.2%(a)...........   64,583,975
OTHER ASSETS AND LIABILITIES, net,              3,987,964
5.8%(a).....................................
                                              -----------
NET ASSETS, 100.0%..........................  $68,571,939
                                              ===========

---------------

 * Non-income producing security.
(a) Percentages indicated are based on net assets.
(b) Bonds reset to applicable coupon rate at a future date.
(c) Bond is in default.
(d) Securities are fair valued according to procedures adopted by the Board of Trustees.
(e) The aggregate identified cost for federal income tax purposes is $69,213,430. Market value includes net unrealized depreciation of $4,698,914 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,756,281 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $7,455,195.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------
Investments, at market value (identified cost $56,972,066
  and $65,791,889, respectively)............................    $58,745,436      $61,092,975
Repurchase agreement (identified cost $3,512,000 and
  $3,491,000, respectively).................................      3,512,000        3,491,000
Cash........................................................            504              883
Receivables:
  Investments sold..........................................             --           83,242
  Fund shares sold..........................................        885,416        3,198,594
  Interest..................................................        443,502        1,509,663
Deferred state qualification expenses.......................         22,226           19,890
                                                                -----------      -----------
        Total assets........................................    $63,609,084      $69,396,247
                                                                -----------      -----------
Liabilities
------------------------------------------------------------
Payables:
  Investments purchased.....................................    $        --      $   653,034
  Fund shares redeemed......................................      1,272,998           61,491
Accrued management fee......................................         13,706           21,566
Accrued distribution fee....................................         21,064           25,805
Accrued shareholder servicing fee...........................         16,146           12,996
Accrued fund accounting fee.................................         12,600           14,700
Other accrued expenses......................................         33,350           34,716
                                                                -----------      -----------
        Total liabilities...................................      1,369,864          824,308
                                                                -----------      -----------
Net assets, at market value.................................    $62,239,220      $68,571,939
                                                                ===========      ===========
Net Assets
------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................    $68,906,954      $84,767,654
  Undistributed net investment income.......................        241,515          591,212
  Accumulated net realized loss.............................     (8,682,619)     (12,088,013)
  Net unrealized appreciation (depreciation) on
    investments.............................................      1,773,370       (4,698,914)
                                                                -----------      -----------
Net assets, at market value.................................    $62,239,220      $68,571,939
                                                                ===========      ===========
Net assets, at market value
  Class A shares............................................    $35,334,889      $37,523,406
  Class B shares............................................      6,270,265        8,242,465
  Class C shares............................................     20,634,066       22,806,068
                                                                -----------      -----------
        Total...............................................    $62,239,220      $68,571,939
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A shares............................................      3,499,194        5,240,851
  Class B shares............................................        623,782        1,159,706
  Class C shares............................................      2,048,862        3,207,329
                                                                -----------      -----------
        Total...............................................      6,171,838        9,607,886
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  Class A shares............................................    $     10.10      $      7.16
                                                                ===========      ===========
    Maximum offering price per share (100/96.25 of $10.10
     and $7.16, respectively)...............................    $     10.49      $      7.44
                                                                ===========      ===========
  Class B shares............................................    $     10.05      $      7.11
                                                                ===========      ===========
  Class C shares............................................    $     10.07      $      7.11
                                                                ===========      ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENTS OF OPERATIONS
                 FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND    BOND FUND
                                                              ---------------    ----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $1,056,099       $2,165,853
  Dividends.................................................            --           30,328
                                                                ----------       ----------
                                                                 1,056,099        2,196,181
Expenses:
  Management fee............................................       147,988          142,344
  Distribution fee (Class A)................................        44,433           35,408
  Distribution fee (Class B)................................        15,964           23,704
  Distribution fee (Class C)................................        54,983           52,783
  Shareholder servicing fees................................        31,124           23,219
  Professional fees.........................................        29,685           27,253
  Fund accounting fee.......................................        25,744           29,397
  State qualification expenses..............................        23,604           23,475
  Reports to shareholders...................................        12,186           11,192
  Trustees' fees and expenses...............................         6,591            6,591
  Custodian fee.............................................         6,507           15,855
  Federal registration expenses.............................         1,722            2,931
  Insurance.................................................           923              923
  Other.....................................................           580              592
                                                                ----------       ----------
        Total expenses before waiver........................       402,034          395,667
        Fees waived by Manager..............................      (109,068)         (82,120)
                                                                ----------       ----------
        Total expenses after waiver.........................       292,966          313,547
                                                                ----------       ----------
Net investment income.......................................       763,133        1,882,634
                                                                ----------       ----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain (loss) from investment transactions.......       299,526         (697,935)
Net unrealized appreciation (depreciation) of investments
  during the period.........................................      (376,392)       4,298,591
                                                                ----------       ----------
        Net gain (loss) on investments......................       (76,866)       3,600,656
                                                                ----------       ----------
Net increase in net assets resulting from operations........    $  686,267       $5,483,290
                                                                ==========       ==========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED        FOR THE FISCAL
                                                               MARCH 31, 2003         YEAR ENDED
INTERMEDIATE GOVERNMENT FUND                                     (UNAUDITED)      SEPTEMBER 30, 2002
----------------------------                                  -----------------   ------------------
Increase in net assets:
Operations:
  Net investment income.....................................     $   763,133         $ 1,256,599
  Net realized gain from investment transactions............         299,526             527,444
  Net unrealized appreciation (depreciation) of investments
    during the period.......................................        (376,392)          1,032,393
                                                                 -----------         -----------
Net increase in net assets resulting from operations........         686,267           2,816,436
Distributions to shareholders from:
  Net investment income Class A shares, ($0.14 and $0.37 per
    share, respectively)....................................        (497,374)           (953,212)
  Net investment income Class B shares, ($0.12 and $0.34 per
    share, respectively)....................................         (63,414)            (71,968)
  Net investment income Class C shares, ($0.12 and $0.34 per
    share, respectively)....................................        (213,259)           (193,173)
                                                                 -----------         -----------
Net distributions to shareholders...........................        (774,047)         (1,218,353)
Increase in net assets from Fund share transactions.........       5,572,888          24,469,052
                                                                 -----------         -----------
Increase in net assets......................................       5,485,108          26,067,135
Net assets, beginning of period.............................      56,754,112          30,686,977
                                                                 -----------         -----------
Net assets, end of period (including undistributed net
  investment income of $241,515 and $252,429,
  respectively).............................................     $62,239,220         $56,754,112
                                                                 ===========         ===========
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED        FOR THE FISCAL
                                                               MARCH 31, 2003         YEAR ENDED
HIGH YIELD BOND FUND                                             (UNAUDITED)      SEPTEMBER 30, 2002
--------------------                                          -----------------   ------------------
Increase in net assets:
Operations:
  Net investment income.....................................     $ 1,882,634         $ 2,858,136
  Net realized loss from investment transactions............        (697,935)         (2,963,718)
  Net unrealized appreciation of investments during the
    period..................................................       4,298,591             426,273
                                                                 -----------         -----------
Net increase in net assets resulting from operations........       5,483,290             320,691
Distributions to shareholders from:
  Net investment income Class A shares, ($0.28 and $0.59 per
    share, respectively)....................................      (1,114,136)         (1,787,647)
  Net investment income Class B shares, ($0.26 and $0.55 per
    share, respectively)....................................        (216,449)           (367,958)
  Net investment income Class C shares, ($0.26 and $0.55 per
    share, respectively)....................................        (470,577)           (677,482)
                                                                 -----------         -----------
Net distributions to shareholders...........................      (1,801,162)         (2,833,087)
Increase in net assets from Fund share transactions.........      27,596,476           7,928,916
                                                                 -----------         -----------
Increase in net assets......................................      31,278,604           5,416,520
Net assets, beginning of period.............................      37,293,335          31,876,815
                                                                 -----------         -----------
Net assets, end of period (including undistributed net
  investment income of $591,212 and $509,740,
  respectively).............................................     $68,571,939         $37,293,335
                                                                 ===========         ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                     HERITAGE INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                 CLASS A SHARES*                          CLASS B SHARES*
                           ------------------------------------------------------------   -----------
                             FOR THE                                                        FOR THE
                            SIX-MONTH                                                      SIX-MONTH
                             PERIOD                                                         PERIOD
                              ENDED                FOR THE FISCAL YEARS ENDED                ENDED
                            MARCH 31,                     SEPTEMBER 30                     MARCH 31,
                              2003       ----------------------------------------------      2003
                           (UNAUDITED)    2002     2001     2000     1999       1998      (UNAUDITED)
                           -----------   ------   ------   ------   ------   ----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $10.10      $ 9.78   $ 9.19   $ 9.16   $ 9.70     $ 9.20       $10.06
                             ------      ------   ------   ------   ------     ------       ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............      0.13        0.36     0.45     0.50     0.41       0.48         0.12
  Net realized and
    unrealized gain
    (loss) on
    investments..........      0.01        0.33     0.60     0.06    (0.53)      0.51        (0.01)
                             ------      ------   ------   ------   ------     ------       ------
  Total from Investment
    Operations...........      0.14        0.69     1.05     0.56    (0.12)      0.99         0.11
                             ------      ------   ------   ------   ------     ------       ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....     (0.14)      (0.37)   (0.46)   (0.53)   (0.42)     (0.49)       (0.12)
NET ASSET VALUE, END OF
  PERIOD.................    $10.10      $10.10   $ 9.78   $ 9.19   $ 9.16     $ 9.70       $10.05
                             ======      ======   ======   ======   ======     ======       ======
TOTAL RETURN (%)(A)......      1.39 (b)    7.27    11.76     5.92    (1.20)     11.18         1.13 (b)
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................      0.85 (c)    0.86     0.87     0.87     0.91       0.92         1.20 (c)
    Without expenses
      waived (%).........      1.22 (c)    1.42     1.56     1.47     1.84       2.00         1.57 (c)
Net investment income to
  average daily net
  assets (%).............      2.72 (c)    3.75     4.77     5.32     4.40       5.18         2.37 (c)
Portfolio turnover rate
  (%)....................        50         106      123      107      124        188           50
Net assets, end of period
  ($ millions)...........        35          40       25       23       11         13            6

                                        CLASS B SHARES*                     CLASS C SHARES*
                           ----------------------------------------------   -----------
                                                                              FOR THE
                                                                             SIX-MONTH
                                                                              PERIOD
                                     FOR THE FISCAL YEARS ENDED                ENDED
                                            SEPTEMBER 30                     MARCH 31,
                           ----------------------------------------------      2003
                            2002     2001     2000     1999      1998+      (UNAUDITED)
                           ------   ------   ------   ------   ----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $ 9.74   $ 9.15   $ 9.13   $ 9.67     $ 9.28       $10.08
                           ------   ------   ------   ------     ------       ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............    0.32     0.42     0.47     0.39       0.33         0.12
  Net realized and
    unrealized gain
    (loss) on
    investments..........    0.34     0.60     0.05    (0.53)      0.32        (0.01)
                           ------   ------   ------   ------     ------       ------
  Total from Investment
    Operations...........    0.66     1.02     0.52    (0.14)      0.65         0.11
                           ------   ------   ------   ------     ------       ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....   (0.34)   (0.43)   (0.50)   (0.40)     (0.26)       (0.12)
NET ASSET VALUE, END OF
  PERIOD.................  $10.06   $ 9.74   $ 9.15   $ 9.13     $ 9.67       $10.07
                           ======   ======   ======   ======     ======       ======
TOTAL RETURN (%)(A)......    6.98    11.46     5.47    (1.49)      7.16 (b)     1.13 (b)
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................    1.20     1.20     1.20     1.20       1.20 (c)     1.20 (c)
    Without expenses
      waived (%).........    1.76     1.89     1.80     2.13       2.28 (c)     1.57 (c)
Net investment income to
  average daily net
  assets (%).............    3.32     4.26     5.00     4.15       4.59 (c)     2.37 (c)
Portfolio turnover rate
  (%)....................     106      123      107      124        188           50
Net assets, end of period
  ($ millions)...........       5        1        0        0          0           21

                                      CLASS C SHARES*
                           ------------------------------------------

                                   FOR THE FISCAL YEARS ENDED
                                          SEPTEMBER 30
                           ------------------------------------------
                            2002     2001     2000     1999     1998
                           ------   ------   ------   ------   ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $ 9.75   $ 9.17   $ 9.14   $ 9.67   $ 9.18
                           ------   ------   ------   ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............    0.32     0.41     0.45     0.40     0.41
  Net realized and
    unrealized gain
    (loss) on
    investments..........    0.35     0.60     0.08    (0.53)    0.55
                           ------   ------   ------   ------   ------
  Total from Investment
    Operations...........    0.67     1.01     0.53    (0.13)    0.96
                           ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....   (0.34)   (0.43)   (0.50)   (0.40)   (0.47)
NET ASSET VALUE, END OF
  PERIOD.................  $10.08   $ 9.75   $ 9.17   $ 9.14   $ 9.67
                           ======   ======   ======   ======   ======
TOTAL RETURN (%)(A)......    7.08    11.32     5.58    (1.38)   10.85
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................    1.20     1.20     1.20     1.20     1.20
    Without expenses
      waived (%).........    1.76     1.89     1.80     2.13     2.28
Net investment income to
  average daily net
  assets (%).............    3.33     4.34     4.98     4.11     4.74
Portfolio turnover rate
  (%)....................     106      123      107      124      188
Net assets, end of period
  ($ millions)...........      12        4        2        2        5

---------------
 * Per share amounts have been calculated using the monthly average share method.
 + For the period February 2, 1998 (commencement of Class B Shares) to September
   30, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                  CLASS A SHARES                          CLASS B SHARES
                           ------------------------------------------------------------   -----------
                             FOR THE                                                        FOR THE
                            SIX-MONTH                                                      SIX-MONTH
                             PERIOD                                                         PERIOD
                              ENDED                FOR THE FISCAL YEARS ENDED                ENDED
                            MARCH 31,                     SEPTEMBER 30                     MARCH 31,
                              2003       ----------------------------------------------      2003
                           (UNAUDITED)    2002     2001     2000     1999       1998      (UNAUDITED)
                           -----------   ------   ------   ------   ------   ----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....    $ 6.64      $ 7.10   $ 7.87   $ 8.98   $ 9.77     $10.69       $ 6.60
                             ------      ------   ------   ------   ------     ------       ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............      0.24        0.57     0.70     0.92     0.86       0.88         0.26
  Net realized and
    unrealized gain
    (loss) on
    investments..........      0.56       (0.44)   (0.77)   (1.11)   (0.78)     (0.91)        0.51
                             ------      ------   ------   ------   ------     ------       ------
  Total from Investment
    Operations...........      0.80        0.13    (0.07)   (0.19)    0.08      (0.03)        0.77
                             ------      ------   ------   ------   ------     ------       ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....     (0.28)      (0.59)   (0.70)   (0.92)   (0.87)     (0.89)       (0.26)
                             ------      ------   ------   ------   ------     ------       ------
NET ASSET VALUE, END OF
  PERIOD.................    $ 7.16      $ 6.64   $ 7.10   $ 7.87   $ 8.98     $ 9.77       $ 7.11
                             ======      ======   ======   ======   ======     ======       ======
TOTAL RETURN (%)(A)......     12.32 (b)    1.68    (1.04)   (2.97)    0.66      (0.52)       11.96 (b)
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................      1.10 (c)    1.12     1.13     1.18     1.18       1.19         1.65 (c)
    Without expenses
      waived (%).........      1.45 (c)    1.59     1.58     1.40     1.27       1.30         2.00 (c)
  Net investment income
    to average daily net
    assets (%)...........      8.16 (c)    8.36     9.17    10.07     8.94       8.44         7.61 (c)
  Portfolio turnover rate
    (%)..................        20          61       56       32       52         87           20
  Net assets, end of
    period ($
    millions)............        38          23       20       25       34         40            8

                                         CLASS B SHARES
                           -----------------------------------------------   -----------
                                                                               FOR THE
                                                                              SIX-MONTH
                                                                               PERIOD
                                     FOR THE FISCAL YEARS ENDED                 ENDED
                                            SEPTEMBER 30                      MARCH 31,
                           -----------------------------------------------      2003
                            2002     2001     2000     1999       1998+      (UNAUDITED)
                           ------   ------   ------   -------   ----------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $ 7.06   $ 7.83   $ 8.94   $  9.73     $10.57       $ 6.60
                           ------   ------   ------   -------     ------       ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............    0.54     0.65     0.86      0.81       0.51         0.25
  Net realized and
    unrealized gain
    (loss) on
    investments..........   (0.45)   (0.76)   (1.10)    (0.78)     (0.87)        0.52
                           ------   ------   ------   -------     ------       ------
  Total from Investment
    Operations...........    0.09    (0.11)   (0.24)     0.03      (0.36)        0.77
                           ------   ------   ------   -------     ------       ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....   (0.55)   (0.66)   (0.87)    (0.82)     (0.48)       (0.26)
                           ------   ------   ------   -------     ------       ------
NET ASSET VALUE, END OF
  PERIOD.................  $ 6.60   $ 7.06   $ 7.83   $  8.94     $ 9.73       $ 7.11
                           ======   ======   ======   =======     ======       ======
TOTAL RETURN (%)(A)......    1.15    (1.55)   (3.50)     0.14      (3.58)(b)    11.96 (b)
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................    1.65     1.65     1.70      1.70       1.70 (c)     1.65 (c)
    Without expenses
      waived (%).........    2.12     2.10     1.92      1.79       1.81 (c)     2.00 (c)
  Net investment income
    to average daily net
    assets (%)...........    7.83     8.60     9.56      8.40       7.90 (c)     7.61 (c)
  Portfolio turnover rate
    (%)..................      61       56       32        52         87           20
  Net assets, end of
    period ($
    millions)............       5        4        3         4          2           23

                                       CLASS C SHARES
                           ------------------------------------------

                                   FOR THE FISCAL YEARS ENDED
                                          SEPTEMBER 30
                           ------------------------------------------
                            2002     2001     2000     1999     1998
                           ------   ------   ------   ------   ------
NET ASSET VALUE,
  BEGINNING OF PERIOD....  $ 7.06   $ 7.83   $ 8.94   $ 9.73   $10.65
                           ------   ------   ------   ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income...............    0.54     0.65     0.86     0.81     0.83
  Net realized and
    unrealized gain
    (loss) on
    investments..........   (0.45)   (0.76)   (1.10)   (0.78)   (0.91)
                           ------   ------   ------   ------   ------
  Total from Investment
    Operations...........    0.09    (0.11)   (0.24)    0.03    (0.08)
                           ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income....   (0.55)   (0.66)   (0.87)   (0.82)   (0.84)
                           ------   ------   ------   ------   ------
NET ASSET VALUE, END OF
  PERIOD.................  $ 6.60   $ 7.06   $ 7.83   $ 8.94   $ 9.73
                           ======   ======   ======   ======   ======
TOTAL RETURN (%)(A)......    1.15    (1.55)   (3.50)    0.14    (1.02)
RATIOS AND SUPPLEMENTAL
  DATA
  Expenses to average
    daily net assets
    With expenses waived
      (%)................    1.65     1.65     1.70     1.70     1.70
    Without expenses
      waived (%).........    2.12     2.10     1.92     1.79     1.81
  Net investment income
    to average daily net
    assets (%)...........    7.82     8.60     9.56     8.42     7.93
  Portfolio turnover rate
    (%)..................      61       56       32       52       87
  Net assets, end of
    period ($
    millions)............       9        8        8       13       13

---------------
 + For the period February 2, 1998 (commencement of Class B Shares) to September
   30, 1998.
(a) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

     The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1:SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund and the High Yield Bond Fund (each, a "Fund" and collectively, the "Funds"). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently offer Class A, Class B and Class C shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. For Class A share investments greater than $1 million, where a sales charge is waived, those shares may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Class B shares are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining over a six-year period. Class C shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

       Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

       Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

       Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

       Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

       Expenses: Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses are allocated to each class of shares based upon their relative percentage of net assets. Other expenses of each Fund that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

       Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis except when income is not expected.

Note 2:FUND SHARES. At March 31, 2003, there were an unlimited number of shares of beneficial interest of no par value authorized.

       INTERMEDIATE GOVERNMENT FUND

       Transactions in Class A, B and C shares of the Fund during the six-month period ended March 31, 2003, were as follows:

                                       CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                  -------------------------   ----------------------   -----------------------
                                    SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                                  ----------   ------------   --------   -----------   ---------   -----------
         Shares sold............   2,676,067   $ 26,867,641    289,588   $ 2,893,355   1,449,894   $14,535,225
         Shares issued on
           reinvestment of
           distributions........      41,009        410,824      5,414        54,018      20,144       201,350
         Shares redeemed........  (3,178,910)   (31,860,988)  (140,915)   (1,404,961)   (612,985)   (6,123,576)
                                  ----------   ------------   --------   -----------   ---------   -----------
         Net increase
           (decrease)...........    (461,834)  $ (4,582,523)   154,087   $ 1,542,412     857,053   $ 8,612,999
                                               ============              ===========               ===========
         Shares outstanding:
           Beginning of
             period.............   3,961,028                   469,695                 1,191,809
                                  ----------                  --------                 ---------
           End of period........   3,499,194                   623,782                 2,048,862
                                  ==========                  ========                 =========

       Transactions in Class A, B and C shares of the Fund during the fiscal year ended September 30, 2002, were as follows:

                                       CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                  -------------------------   ----------------------   -----------------------
                                    SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                                  ----------   ------------   --------   -----------   ---------   -----------
         Shares sold............   2,924,413   $ 28,848,567    431,184   $ 4,210,301   1,284,828   $12,609,451
         Shares issued on
           reinvestment of
           distributions........      75,540        733,519      6,732        65,226      17,355       168,488
         Shares redeemed........  (1,605,670)   (15,766,114)  (122,031)   (1,194,771)   (530,403)   (5,205,615)
                                  ----------   ------------   --------   -----------   ---------   -----------
         Net increase...........   1,394,283   $ 13,815,972    315,885   $ 3,080,756     771,780   $ 7,572,324
                                               ============              ===========               ===========
         Shares outstanding:
           Beginning of fiscal
             year...............   2,566,745                   153,810                   420,029
                                  ----------                  --------                 ---------
           End of fiscal year...   3,961,028                   469,695                 1,191,809
                                  ==========                  ========                 =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       HIGH YIELD BOND FUND

       Transactions in Class A, B and C shares of the Fund during the six-month period ended March 31, 2003, were as follows:

                                       CLASS A SHARES            CLASS B SHARES            CLASS C SHARES
                                  ------------------------   -----------------------   -----------------------
                                    SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                                  ----------   -----------   ---------   -----------   ---------   -----------
         Shares sold............   2,639,451   $18,277,251     476,974   $ 3,293,793   1,941,049   $13,435,131
         Shares issued on
           reinvestment of
           distributions........      88,783       605,198      12,853        87,076      47,877       325,150
         Shares redeemed........    (926,923)   (6,394,248)    (98,480)     (663,595)   (204,239)   (1,369,280)
                                  ----------   -----------   ---------   -----------   ---------   -----------
         Net increase...........   1,801,311   $12,488,201     391,347   $ 2,717,274   1,784,687   $12,391,001
                                               ===========               ===========               ===========
         Shares outstanding:
           Beginning of
             period.............   3,439,540                   768,359                 1,422,642
                                  ----------                 ---------                 ---------
           End of period........   5,240,851                 1,159,706                 3,207,329
                                  ==========                 =========                 =========

       Transactions in Class A, B and C shares of the Fund during the fiscal year ended September 30, 2002, were as follows:

                                        CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                   -------------------------   ----------------------   -----------------------
                                     SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                                   ----------   ------------   --------   -----------   ---------   -----------
         Shares sold.............   1,262,387   $  8,776,004    352,297   $ 2,460,820     670,120   $ 4,658,478
         Shares issued on
           reinvestment of
           distributions.........     153,281      1,068,403     21,193       146,903      65,989       457,464
         Shares redeemed.........    (796,247)    (5,484,044)  (165,046)   (1,148,259)   (433,083)   (3,006,853)
                                   ----------   ------------   --------   -----------   ---------   -----------
         Net increase............     619,421   $  4,360,363    208,444   $ 1,459,464     303,026   $ 2,109,089
                                                ============              ===========               ===========
         Shares outstanding:
           Beginning of fiscal
             year................   2,820,119                   559,915                 1,119,616
                                   ----------                  --------                 ---------
           End of fiscal year....   3,439,540                   768,359                 1,422,642
                                   ==========                  ========                 =========

Note 3:PURCHASES AND SALES OF SECURITIES. For the six-month period ended March 31, 2003, purchases and sales of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                            U.S. GOVERNMENT SECURITIES                      OTHER
                                     -----------------------------------------   ---------------------------
                                      PURCHASES       SALES        PAYDOWNS        PURCHASES        SALES
                                     -----------   -----------   -------------   --------------   ----------
         Intermediate Government
           Fund....................  $32,351,372   $26,283,887   $   1,894,707               --           --
         High Yield Bond Fund......           --            --              --   $   29,397,078   $6,945,548

Note 4:MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager" or "Heritage"), the Intermediate Government Fund agreed to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund, the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets.
       Pursuant to a

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       contractual agreement dated January 2, 2003, the Manager agreed to waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 2003 fiscal year as follows:

                                                                       CLASS A   CLASS B AND C
                                                                       -------   -------------
         Intermediate Government Fund................................  0.85%        1.10%
         High Yield Bond Fund........................................  1.20%        1.65%

       Under this agreement, management fees of $109,068 were waived for the Intermediate Government Fund and management fees of $82,120 were waived in the High Yield Bond Fund for the six-month period ended March 31, 2003. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the fiscal year ending September 30, 2005, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived of $172,364 and $164,210 for the Intermediate Government Fund and the High Yield Bond Fund, respectively, in fiscal 2002 if total Fund expenses fall below the annual expense limitations before the end of the fiscal year ending September 30, 2004.

       The Manager entered into a subadvisory agreement with Salomon Brothers Asset Management Inc. to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to .50% of the High Yield Bond Fund's average daily net assets without regard to any reduction due to the imposition of expense limitations.

       The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Intermediate Government Fund and High Yield Bond Fund. For the six-month period ended March 31, 2003, the Manager charged the Intermediate Government Fund $31,124 for Shareholder Servicing fees and $25,744 for Fund Accounting services. For the same period, the Manager charged the High Yield Bond Fund $23,219 for Shareholder Servicing fees and $29,397 for Fund Accounting services.

       Raymond James & Associates, Inc. (the "Distributor" or "RJA") has advised the Trust that the Intermediate Government Fund generated $27,230 in front-end sales charges and $9,522 in contingent deferred sales charges for Class A shares, $15,383 in contingent deferred sales charges for Class B shares and $4,023 in contingent deferred sales charges for Class C shares for the six-month period ended March 31, 2003. The High Yield Bond Fund received $83,747 in front-end sales charges for Class A shares, $17,142 in contingent deferred sales charges for Class B shares and $1,024 in contingent deferred sales charges for Class C shares for the six-month period ended March 31, 2003. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

       Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to 0.35% of the average daily net assets. Under the Class B and Class C Distribution Plans, the Trust may pay the Distributor a fee of up to 0.60% for the Intermediate Government Fund and up to 0.80% for the High Yield Bond Fund of the average daily net assets. Such fees are accrued daily and payable monthly. Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. ("RJF").

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Capital Appreciation Trust and Heritage Series Trust, investment companies that also are advised by the Manager of the Trust (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the six-month period ended March 31, 2003, the Trust paid the Trustees an aggregate amount of $11,538 in fees.

Note 5:FEDERAL INCOME TAXES. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized loss, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset value per share.

          INTERMEDIATE GOVERNMENT FUND
          For the fiscal year ended September 30, 2002, to reflect classifications arising from permanent book/tax differences attributable to market discounts and expirations of capital loss carryforwards, the Fund decreased (debited) paid in capital $936,166, and increased (credited) undistributed net investment income and accumulated net realized loss $29,961 and $906,205, respectively. As of September 30, 2002, the Fund had net tax basis capital loss carryforwards in the aggregate of $8,982,145. The capital loss carryforwards may be applied to any net taxable gain until their expiration dates through 2009.

          HIGH YIELD BOND FUND
          For the fiscal year ended September 30, 2002, to reflect classifications arising from permanent book/tax differences attributable to market discounts, the Fund increased (credited) undistributed net investment income and decreased (debited) accumulated net realized loss $78,213. As of September 30, 2002, the Fund had net tax basis capital loss carryforwards in the aggregate of $8,526,686. The capital loss carryforwards may be applied to any net taxable gain until their expiration dates through 2010. In addition, from November 1, 2001 to September 30, 2002, the Fund incurred $2,858,592 of net realized capital losses (post October losses), which will be deferred and treated as arising on October 1, 2002 in accordance with regulations under the Internal Revenue Code.

       For income tax purposes, distributions paid during the fiscal years ended September 30, 2002 and 2001 were as follows:

                                                                   2002         2001
        INTERMEDIATE GOVERNMENT FUND                            ----------   ----------
        Ordinary Income......................................   $1,218,353   $1,254,137
        Long-Term Capital Gains..............................   $        0   $        0

                                                                   2002         2001
        HIGH YIELD BOND FUND                                    ----------   ----------
        Ordinary Income......................................   $2,833,087   $3,054,385
        Long-Term Capital Gains..............................   $        0   $        0

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

       As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                            INTERMEDIATE     HIGH YIELD
                                                           GOVERNMENT FUND    BOND FUND
                                                           ---------------   -----------
        Undistributed Ordinary Income...................     $   252,426     $   586,924
        Capital Loss Carryforwards......................     $(8,982,145)    $(8,526,686)
        Post October Losses.............................     $         0     $(2,858,592)

HERITAGE FAMILY OF FUNDS(TM)
The Intelligent Creation of Wealth



                                     [LOGO]

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Income Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

03/03 Copyright 2003 Heritage Asset Management, Inc.